Stock-Based Compensation - Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Stock Options/Shares, Outstanding at Beginning of the Period	33,649,198	46,724,765	63,171,918
Stock Options/Shares, Granted	1,122,697	1,246,451	1,168,011
Stock Options/Shares, Exercised	(8,721,834)	(13,851,590)	(17,260,740)
Stock Options/Shares, Cancelled	(324,353)	(470,428)	(354,424)
Stock Options/Shares, Outstanding at End of the Period	25,725,708	33,649,198	46,724,765
Stock Options/Shares, Exercisable at End of Period	22,446,095	28,923,260	39,556,000
Weighted-Average Exercise Price, Outstanding at Beginning of the Period	$ 29.31	$ 29.12	$ 28.83
Weighted-Average Exercise Price, Granted	44.28	40.32	33.99
Weighted-Average Exercise Price, Exercised	29.59	29.59	28.41
Weighted-Average Exercise Price, Cancelled	32.93	31.12	29.22
Weighted-Average Exercise Price, Outstanding at End of the Period	29.82	29.31	29.12
Weighted-Average Exercise Price, Exercisable at End of Period	$ 28.68	$ 28.79	$ 29.19
Weighted-Average Remaining Contractual Term, Outstanding at the End of the Period	3 years 7 months 6 days	4 years	4 years 4 months 24 days
Weighted-Average Remaining Contractual Term, Exercisable at End of Period	3 years	3 years 4 months 24 days	3 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding at the End of the Period	$ 331	$ 526	$ 527
Aggregate Intrinsic Value, Exercisable at End of Period	$ 314	$ 467	$ 444